Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Percentage of inventory purchases from Carrier and its affiliates	59.00%	57.00%	54.00%
Revenues from sales to Carrier Corporation and its affiliates	$ 30,819	$ 32,961	$ 23,710
Fees related to Transactional Services Agreements with Carrier Corporation		1,798	1,139
Carrier and Its Affiliates
Related Party Transaction [Line Items]
Amount payable to related parties, net of receivables	(53,000)	(62,000)
Carrier
Related Party Transaction [Line Items]
Amount payable to related parties, net of receivables		(25)
Carrier and UTC Canada
Related Party Transaction [Line Items]
Amount payable to related parties, net of receivables		$ 29,637